Inventories	12 Months Ended
Nov. 30, 2023
Classes of current inventories [abstract]
Inventories
9.	Inventories

	2023	2022

Raw materials	$2,262	$2,583

Work in progress	1,708	5,815

Finished goods	2,096	11,290

	$6,066	$19,688

In fiscal 2023, inventories of $18,540 (2022
 -
$19,587) were recognized as an expense and included in cost of goods sold.
In the second quarter of 2023, inventories for an amount of $3,295 was returned to TaiMed. and accounts payable was reduced by a total amount of
€
3,179 ($3,399).
In fiscal 2023, an inventory provision of
$
220
(2022 –
nil
)
was recognized pending marketing approval of the F8 formulation of tesamorelin and recorded in cost of sales.
Inventories were written down to net realizable value by an amount of $2,137 in 2022, which was recorded in cost of sales. Included in the 2022 write-down is a provision of $1,477 on the F8 formulation and $339 on material for the pen in development to be used in conjunction with the F8 formulation, and $252 on expired raw material. The 2022 write-down also includes a provision of $69 on excess stock of
EGRIFTA
®
as a result of the Company’s decision to withdraw the product from the market in Canada.